                                                                                          UNITED STATES
                                                                   SECURITIES AND EXCHANGE COMMISSION
                                                                                        Washington, D.C.  20549

                                                                                               FORM N-CSR

                                                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                                                                       INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2010

FORM N-CSR

Item 1.      Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Core Value Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Core Value Portfolio, a series of Dreyfus Investment Portfolios, produced a total return of –7.42% for its Initial shares, and its Service shares produced a total return of –7.47%.1 In comparison, the fund’s benchmark, the Russell 1000Value Index (the “Index”), produced a total return of –5.12% for the same period.2

Stocks encountered heightened volatility late in the reporting period, and a market rally sputtered when investors grew concerned regarding a number of threats to global economic growth. The fund produced lower returns than its benchmark, mainly due to shortfalls in our stock selection strategy in the consumer discretionary and financials sectors.

The Fund’s Investment Approach

The fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. We also focus on a company’s relative value, financial strength, business momentum and likely catalysts that could ignite the stock price.

Global Economic Concerns Intensified

The year 2010 began in the midst of an economic recovery and stock market rally as improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among businesses, consumers and investors. The economic recovery appeared to gain additional traction during the first quarter of the year, when employment gains seemed to indicate that stubbornly high unemployment might moderate.

At the same time, however, several developments seemed to threaten the economic rebound. First, Europe was roiled by a sovereign debt crisis

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

when Greece and other nations found themselves unable to finance heavy debt burdens, requiring intervention by the International Monetary Fund and the European Union. Meanwhile, robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark local inflationary pressures when urban property values soared,and investors grew worried that higher short term interest rates and other remedial measures might dampen the region’s growth. Finally, in the United States, a number of mixed economic indicators related to retail sales, employment and the housing market suggested that economic headwinds might constrain already mild growth. Consequently, large-cap stocks gave back their previous gains, generally ending the reporting period lower than where they began.

Positioned for a Mild Recovery

The fund began the reporting period with an emphasis on market sectors and individual companies that appeared poised to thrive in the economic rebound. However, this relatively constructive investment bias led to some unfortunate positions in the consumer discretionary and financials sectors.

Among consumer discretionary stocks, overweighted exposure to large media companies dampened the fund’s results.We had established positions in industry leaders—such as News Corp. and Omnicom Group—in light of their attractive valuations, but these economically sensitive companies were hurt when investors began to question the rebound’s sustainability. In the financials sector, lack of exposure to real estate investment trusts (REITs) prevented the fund from participating in the industry’s relative strength. REITs had responded positively to investors’ more optimistic outlook regarding conditions in the commercial real estate market, a view we do not necessarily share. In addition, our preference for large, national banks over their smaller, regional counterparts contributed to the fund’s underperformance when the capital markets faltered and regulatory uncertainty intensified. In other sectors, technology giant Microsoft lost value after off-hand remarks by the company’s CEO may have been misinterpreted by investors.

The fund achieved more positive results in other market segments.The energy sector proved particularly beneficial to results, as we held a large active weight in growth-oriented oil producers such as Occidental

4

Petroleum over integrated oil-and-gas companies, particularly Exxon Mobil. In the telecommunications services sector, the fund benefited from our preference for AT&T over rival Verizon Communications. The market apparently agreed with us that AT&T enjoys better business prospects, stemming in part from its relationship with electronics innovator Apple.

Preparing for Bouts of Volatility

Although we remain optimistic about the long-term prospects of the U.S. economy and stock market, we adopted a somewhat less constructive investment posture when headlines became more negative. We are aware of the risk that depressed sentiment could cause business executives to become more cautious in their investments and capital spending, and we intend to monitor developments carefully.

Nonetheless, our investment process has continued to uncover what we believe to be attractive values among fundamentally strong companies. Indeed, we would regard any further market pullbacks as opportunities to purchase shares of such companies at more compelling prices. We recently have identified a number of opportunities in the energy sector, where supply-and-demand dynamics remain favorable. We have found fewer companies meeting our value-oriented criteria in the technology sector.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, CoreValue Portfolio from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.58	$ 5.78
Ending value (after expenses)	$925.80	$925.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.81	$ 6.06
Ending value (after expenses)	$1,020.03	$1,018.79

† Expenses are equal to the fund’s annualized expense ratio of .96% for Initial shares and 1.21% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)
Consumer Discretionary—11.0%
Best Buy	4,850	164,221
Carnival	10,900	329,616
Home Depot	10,120	284,068
Johnson Controls	11,060	297,182
Mattel	7,330	155,103
News, Cl. A	27,260	326,030
Omnicom Group	13,230	453,789
Staples	7,380	140,589
Target	4,490	220,773
Time Warner	22,263	643,623
Walt Disney	4,670	147,105
Whirlpool	1,590	139,634
		3,301,733
Consumer Staples—8.1%
Clorox	5,040	313,286
CVS Caremark	14,990	439,507
Dr. Pepper Snapple Group	6,430	240,418
Kraft Foods, Cl. A	8,550	239,400
PepsiCo	15,010	914,860
Philip Morris International	6,170	282,833
		2,430,304
Energy—13.4%
Anadarko Petroleum	2,430	87,699
Chevron	4,440	301,298
ConocoPhillips	12,570	617,061
EOG Resources	5,700	560,709
Exxon Mobil	5,350	305,325
Occidental Petroleum	18,570	1,432,676
Peabody Energy	4,900	191,737
Schlumberger	9,100	503,594
		4,000,099
Exchange Traded Funds—.3%
iShares Russell 1000 Value Index Fund	1,890	102,457

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—25.3%
ACE	4,920	253,282
Aflac	3,260	139,104
American Express	4,490	178,253
Ameriprise Financial	7,770	280,730
AON	5,900	219,008
Bank of America	66,020	948,707
Berkshire Hathaway, Cl. B	4,700 [a]	374,543
Capital One Financial	2,620	105,586
Citigroup	95,450 [a]	358,892
Goldman Sachs Group	2,820	370,181
JPMorgan Chase & Co.	32,820	1,201,540
Marsh & McLennan	9,440	212,872
MetLife	12,780	482,573
Morgan Stanley	13,830	320,994
PNC Financial Services Group	3,960	223,740
Prudential Financial	5,240	281,178
SunTrust Banks	7,450	173,585
Travelers	6,090	299,933
U.S. Bancorp	15,840	354,024
Wells Fargo & Co.	30,570	782,592
		7,561,317
Health Care—11.4%
AmerisourceBergen	5,880	186,690
Amgen	5,650 [a]	297,190
Bristol-Myers Squibb	9,610	239,673
Covidien	7,277	292,390
Johnson & Johnson	2,560	151,194
McKesson	2,770	186,033
Merck & Co.	19,920	696,602
Pfizer	55,470	791,002
Thermo Fisher Scientific	3,380 [a]	165,789
UnitedHealth Group	4,840	137,456
Warner Chilcott, Cl. A	6,206 [a]	141,807
WellPoint	2,700 [a]	132,111
		3,417,937

8

Common Stocks (continued)	Shares	Value ($)
Industrial—11.7%
Caterpillar	2,570	154,380
Dover	7,000	292,530
Eaton	4,360	285,318
General Electric	64,420	928,936
Honeywell International	4,270	166,658
Pitney Bowes	14,270	313,369
Raytheon	4,500	217,755
Republic Services	7,870	233,975
Tyco International	4,507	158,782
Union Pacific	7,490	520,630
United Technologies	3,580	232,378
		3,504,711
Information Technology—6.5%
AOL	6,413 [a]	133,326
Cisco Systems	24,520 [a]	522,521
Hewlett-Packard	9,640	417,219
Microsoft	25,440	585,374
QUALCOMM	4,120	135,301
Tyco Electronics	5,770	146,443
		1,940,184
Materials—2.3%
Air Products & Chemicals	2,080	134,805
CF Industries Holdings	1,760	111,672
Dow Chemical	6,070	143,980
Freeport-McMoRan Copper & Gold	2,310	136,590
International Paper	7,150	161,805
		688,852
Telecommunication Services—5.0%
AT & T	36,130	873,985
Vodafone Group, ADR	30,050 [b]	621,134
		1,495,119
Utilities—4.8%
Entergy	5,900	422,558
NextEra Energy	8,530	415,923
Questar	9,340	424,877

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Southern	4,810	160,077
		1,423,435
Total Common Stocks
(cost $29,600,758)		29,866,148

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $137,000)	137,000 [c]	137,000

Investment of Cash Collateral
for Securities Loaned—2.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $594,990)	594,990 [c]	594,990
Total Investments (cost $30,332,748)	102.3%	30,598,138
Liabilities, Less Cash and Receivables	(2.3%)	(688,210)
Net Assets	100.0%	29,909,928

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s security on loan is
$559,020 and the total market value of the collateral held by the fund is $594,990.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.3	Telecommunication Services	5.0
Energy	13.4	Utilities	4.8
Industrial	11.7	Money Market Investments	2.5
Health Care	11.4	Materials	2.3
Consumer Discretionary	11.0	Exchange Traded Funds	.3
Consumer Staples	8.1
Information Technology	6.5		102.3

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $559,020)—Note 1(b):
Unaffiliated issuers	29,600,758	29,866,148
Affiliated issuers	731,990	731,990
Cash		5,451
Receivable for investment securities sold		809,651
Dividends and interest receivable		71,714
Receivable for shares of Beneficial Interest subscribed		6,129
		31,491,083
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		29,933
Payable for investment securities purchased		910,956
Liability for securities on loan—Note 1(b)		594,990
Payable for shares of Beneficial Interest redeemed		5,473
Accrued expenses		39,803
		1,581,155
Net Assets ($)		29,909,928
Composition of Net Assets ($):
Paid-in capital		38,660,931
Accumulated undistributed investment income—net		154,549
Accumulated net realized gain (loss) on investments		(9,170,942)
Accumulated net unrealized appreciation
(depreciation) on investments		265,390
Net Assets ($)		29,909,928

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	14,902,499	15,007,429
Shares Outstanding	1,394,654	1,395,999
Net Asset Value Per Share ($)	10.69	10.75

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	341,948
Affiliated issuers	101
Interest	7
Income from securities lending—Note 1(b)	44
Total Income	342,100
Expenses:
Investment advisory fee—Note 3(a)	127,716
Distribution fees—Note 3(b)	21,572
Auditing fees	18,910
Custodian fees—Note 3(b)	5,128
Legal fees	1,719
Prospectus and shareholders’ reports	1,199
Loan commitment fees—Note 2	869
Trustees’ fees and expenses—Note 3(c)	630
Shareholder servicing costs—Note 3(b)	319
Miscellaneous	7,168
Total Expenses	185,230
Less—reduction in fees due to earnings credits—Note 1(b)	(1)
Net Expenses	185,229
Investment Income—Net	156,871
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	945,697
Net unrealized appreciation (depreciation) on investments	(3,450,658)
Net Realized and Unrealized Gain (Loss) on Investments	(2,504,961)
Net (Decrease) in Net Assets Resulting from Operations	(2,348,090)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations ($):
Investment income—net	156,871	479,470
Net realized gain (loss) on investments	945,697	(4,083,587)
Net unrealized appreciation
(depreciation) on investments	(3,450,658)	8,744,725
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,348,090)	5,140,608
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(246,146)	(466,931)
Service Shares	(235,251)	(437,686)
Total Dividends	(481,397)	(904,617)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	290,423	1,045,422
Service Shares	139,950	410,474
Dividends reinvested:
Initial Shares	246,146	466,931
Service Shares	235,251	437,686
Cost of shares redeemed:
Initial Shares	(1,030,688)	(3,361,293)
Service Shares	(1,890,970)	(4,222,637)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,009,888)	(5,223,417)
Total Increase (Decrease) in Net Assets	(4,839,375)	(987,426)
Net Assets ($):
Beginning of Period	34,749,303	35,736,729
End of Period	29,909,928	34,749,303
Undistributed investment income—net	154,549	479,075

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Capital Share Transactions:
Initial Shares
Shares sold	24,080	111,411
Shares issued for dividends reinvested	20,343	53,918
Shares redeemed	(87,408)	(362,766)
Net Increase (Decrease) in Shares Outstanding	(42,985)	(197,437)
Service Shares
Shares sold	11,837	40,997
Shares issued for dividends reinvested	19,314	50,193
Shares redeemed	(157,803)	(418,620)
Net Increase (Decrease) in Shares Outstanding	(126,652)	(327,430)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Initial Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.70	10.24	18.37	19.50	16.29	15.52
Investment Operations:
Investment income—net[a]	.06	.15	.25	.31	.26	.20
Net realized and unrealized
gain (loss) on investments	(.90)	1.61	(6.14)	.25	3.18	.64
Total from Investment Operations	(.84)	1.76	(5.89)	.56	3.44	.84
Distributions:
Dividends from
investment income—net	(.17)	(.30)	(.35)	(.28)	(.23)	(.07)
Dividends from net realized
gain on investments	—	—	(1.89)	(1.41)	—	—
Total Distributions	(.17)	(.30)	(2.24)	(1.69)	(.23)	(.07)
Net asset value, end of period	10.69	11.70	10.24	18.37	19.50	16.29
Total Return (%)	(7.42)[b]	18.18	(35.91)	3.00	21.31	5.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[c]	.98	.88	.87	.86	.86
Ratio of net expenses
to average net assets	.96[c,d]	.96	.88[d]	.86	.85	.86[d]
Ratio of net investment income
to average net assets	1.05[c]	1.54	1.77	1.63	1.47	1.28
Portfolio Turnover Rate	29.62[b]	67.53	55.84	69.92	44.76	55.38
Net Assets, end of period
($ x 1,000)	14,902	16,822	16,745	32,547	32,517	32,189

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2010			Year Ended December 31,
Service Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.77	10.27	18.39	19.52	16.31	15.54
Investment Operations:
Investment income—net[a]	.05	.14	.23	.28	.23	.18
Net realized and unrealized
gain (loss) on investments	(.91)	1.62	(6.14)	.26	3.18	.63
Total from Investment Operations	(.86)	1.76	(5.91)	.54	3.41	.81
Distributions:
Dividends from
investment income—net	(.16)	(.26)	(.32)	(.26)	(.20)	(.04)
Dividends from net realized
gain on investments	—	—	(1.89)	(1.41)	—	—
Total Distributions	(.16)	(.26)	(2.21)	(1.67)	(.20)	(.04)
Net asset value, end of period	10.75	11.77	10.27	18.39	19.52	16.31
Total Return (%)	(7.47)[b]	17.96	(35.93)	2.79	21.16	5.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.21[c]	1.23	1.13	1.12	1.11	1.11
Ratio of net expenses
to average net assets	1.21[c,d]	1.08	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.80[c]	1.42	1.65	1.50	1.32	1.14
Portfolio Turnover Rate	29.62[b]	67.53	55.84	69.92	44.76	55.38
Net Assets, end of period
($ x 1,000)	15,007	17,928	18,992	37,851	41,395	39,646

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to provide long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the

18

nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	29,142,557	—	—	29,142,557
Equity Securities—
Foreign†	621,134	—	—	621,134
Mutual Funds/
Exchange
Traded Funds	834,447	—	—	834,447

† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

20

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of New York Mellon earned $19 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($)	6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	3,023,000	2,886,000	137,000.5
Dreyfus
Institutional
Cash
Advantage
Plus Fund	—	2,604,116	2,009,126	594,990	2.0
Total	—	5,627,116	4,895,126	731,990	2.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

22

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,295,907 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $3,465,952 of the carryover expires in fiscal 2016 and $5,829,955 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $904,617.The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares’ shareholder

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2010, Service shares were charged $21,572 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $56 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $9 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $5,128 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $19,576, Rule 12b-1 distribution plan fees $3,276, custodian fees $2,928, chief compliance officer fees $4,113 and transfer agency per account fees $40.

24

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2010, amounted to $9,968,305 and $12,328,763, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

At June 30, 2010, accumulated net unrealized appreciation on investments was $265,390, consisting of $2,345,387 gross unrealized appreciation and $2,079,997 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
28	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Michael Dunn, Oliver Buckley, Langton C. Garvin and Patrick Slattery, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Investment Portfolios, MidCap Stock Portfolio produced a total return of –0.79% for its Initial shares, and its Service shares produced a total return of –0.84%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), produced a total return of –1.36% for the same period.2

Stock prices came under pressure late in the reporting period from economic uncertainties, driving equity market averages lower. Midcap stocks, which generated relatively strong gains earlier in 2010, emerged from the reporting period with milder losses than large-cap stocks.The fund produced higher returns than its benchmark, mainly due to the success of our stock selection process in several areas, most notably the health care and consumer-related sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of midsize companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Economic Uncertainties Erased Earlier Gains

During the first four months of 2010, U.S. companies generally issued strong earnings reports and offered positive guidance on future financial results in a recovering global economic environment, driving stock prices broadly higher. Midcap stocks outperformed their large-cap counterparts at the time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, beginning in early May investor confidence was undermined by a series of new global and domestic economic challenges. These included a sovereign debt crisis that threatened to spread from Greece to other members of the European Union, increasing inflationary pressures in China stemming from soaring property values, rising national deficit levels through much of the developed world, and concerns that the U.S. recovery could be weakening in light of stubbornly high unemployment.As a result, stock prices fell broadly in May and June under the combined weight of these developments. However, because midcap stocks posted relatively strong gains earlier in the year, their losses for the entire reporting period proved relatively modest compared to their large-cap counterparts.

Quantitative Factors Produced Mixed Results

The various quantitative modeling factors at the heart of the fund’s stock selection process worked well during the first quarter of 2010, with valuation, momentum and quality-related factors all contributing positively to the fund’s strong performance relative to the benchmark. During the second quarter of 2010, however, fewer of the fund’s quantitative factors enhanced performance, and some detracted from returns.As a result, the fund’s margin of outperformance over its benchmark narrowed during the second half of the reporting period.

Health Care and Consumer Stocks Led Performance

The fund’s strongest single performer over the first half of 2010 was OSI Pharmaceuticals, which was acquired by Astellas Pharma at a substantial premium to OSI’s then-prevailing stock price.The fund sold its position in OSI following the announcement of the acquisition. At the same time, the portfolio did not hold or was underweighted some of the weaker health care stocks such as drug developerVertex Pharmaceuticals and managed care provider Health Net, further contributing to the fund’s relatively good performance in the sector.The fund’s consumer-related holdings produced benchmark-beating results as well, led by retailers appealing to value-conscious consumers, such as Ross Stores and Aeropostale, and auto parts and repair firm Advance Auto Parts.

Technology-related holdings delivered mixed results, as the sector provided some of the fund’s top performers as well as a few notable disappointments. For example, technology consultant Gartner and

4

equipment maker F5 Networks both climbed due to strong financial results and positive guidance, while enterprise software developer Sybase rose sharply on news of an attractive takeover offer. On the other hand, technology wholesaler Tech Data and technology solutions provider Computer Sciences both dipped despite reporting good financial results due to uncertainties about their future prospects.

The fund lagged its benchmark in the financial services and basic materials sectors. Disappointments during the reporting period included automobile financing firm AmeriCredit and chemical producers Huntsman and Minerals Technologies. In addition, vehicle and equipment manufacturer Oshkosh lost ground due to concerns regarding future earnings growth.

Maintaining a Steady Approach

Despite the market’s stumble in May and June, the U.S. economy currently has appeared to remain on track toward continued growth, but the rate of growth and the economy’s longer-term prospects have remained uncertain. Regardless of economic developments, the fund’s investment activities have remained consistently guided by our disciplined stock selection process.We believe our steady approach positions the fund in seeking to meet its objectives over time.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through
August 31, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S.
market. Investors cannot invest directly in an index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.05	$ 4.44
Ending value (after expenses)	$992.10	$991.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.11	$ 4.51
Ending value (after expenses)	$1,020.73	$1,020.33

† Expenses are equal to the fund’s annualized expense ratio of .82% for Initial shares and .90% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

Common Stocks—100.5%	Shares	Value ($)
Consumer Discretionary—13.8%
Aaron’s	37,200 [a]	635,004
Advance Auto Parts	28,500	1,430,130
Aeropostale	53,262 [b]	1,525,424
American Greetings, Cl. A	42,000	787,920
AnnTaylor Stores	13,200 [b]	214,764
Autoliv	8,800	421,080
Brinker International	64,350	930,501
Cheesecake Factory	89,800 [a,b]	1,998,948
Collective Brands	52,100 [b]	823,180
Dollar Tree	15,300 [b]	636,939
Expedia	21,600	405,648
Fossil	39,300 [b]	1,363,710
ITT Educational Services	7,100 [a,b]	589,442
J Crew Group	25,900 [b]	953,379
PetSmart	41,600	1,255,072
Ross Stores	9,300 [a]	495,597
Scholastic	39,100	943,092
Signet Jewelers	30,500 [b]	838,750
Timberland, Cl. A	26,700 [b]	431,205
TRW Automotive Holdings	10,500 [b]	289,485
Warnaco Group	31,450 [b]	1,136,603
Wyndham Worldwide	44,000	886,160
		18,992,033
Consumer Staples—4.3%
Corn Products International	10,100	306,030
Dr. Pepper Snapple Group	7,900	295,381
Energizer Holdings	20,300 [b]	1,020,684
Estee Lauder, Cl. A	7,700	429,121
Hormel Foods	27,250	1,103,080
Lancaster Colony	35,900	1,915,624
Tyson Foods, Cl. A	24,600	403,194
Universal	9,500	376,960
		5,850,074

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—6.1%
Atwood Oceanics	8,700 [b]	222,024
Cimarex Energy	18,400	1,317,072
EXCO Resources	72,300	1,056,303
Forest Oil	10,900 [b]	298,224
Oceaneering International	17,900 [b]	803,710
Oil States International	18,700 [b]	740,146
Pioneer Natural Resources	16,700	992,815
Southern Union	60,100	1,313,786
Unit	40,500 [b]	1,643,895
		8,387,975
Financial—20.4%
Affiliated Managers Group	2,400 [b]	145,848
Alexandria Real Estate Equities	16,800 [a,c]	1,064,616
American Financial Group	66,575	1,818,829
AmeriCredit	93,100 [a,b]	1,696,282
Annaly Capital Management	43,200 [c]	740,880
Corporate Office Properties Trust	11,300 [a,c]	426,688
Digital Realty Trust	13,800 [a,c]	795,984
Eaton Vance	24,000	662,640
Equity One	31,800 [a,c]	496,080
Federated Investors, Cl. B	21,900 [a]	453,549
Fifth Third Bancorp	75,200	924,208
First Horizon National	51,792 [b]	593,023
FirstMerit	65,106	1,115,266
HCC Insurance Holdings	52,450	1,298,662
Highwoods Properties	15,500 [c]	430,280
Hospitality Properties Trust	72,800 [c]	1,536,080
International Bancshares	69,800	1,164,962
Liberty Property Trust	18,200 [c]	525,070
Macerich	34,947 [c]	1,304,222
New York Community Bancorp	28,000	427,560
NewAlliance Bancshares	145,300	1,628,813
Old Republic International	42,200	511,886
Potlatch	38,500 [a,c]	1,375,605
Prosperity Bancshares	11,200	389,200

8

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Reinsurance Group of America	17,600	804,496
SEI Investments	38,000	773,680
StanCorp Financial Group	41,300	1,674,302
SVB Financial Group	24,500 [b]	1,010,135
Weingarten Realty Investors	55,700 [a,c]	1,061,085
Westamerica Bancorporation	24,700 [a]	1,297,244
		28,147,175
Health Care—12.8%
Cephalon	13,300 [b]	754,775
Charles River Laboratories International	25,200 [b]	862,092
Cooper	21,200	843,548
Covance	4,000 [b]	205,280
Endo Pharmaceuticals Holdings	87,300 [b]	1,904,886
Health Net	39,600 [b]	965,052
Henry Schein	30,900 [b]	1,696,410
Hologic	89,200 [b]	1,242,556
Humana	29,000 [b]	1,324,430
Kinetic Concepts	33,000 [a,b]	1,204,830
LifePoint Hospitals	29,900 [b]	938,860
Medicis Pharmaceutical, Cl. A	75,400	1,649,752
Mylan	24,600 [a,b]	419,184
STERIS	43,500 [a]	1,351,980
Techne	33,900	1,947,555
Vertex Pharmaceuticals	7,600 [b]	250,040
		17,561,230
Industrial—13.2%
Alaska Air Group	13,000 [b]	584,350
Carlisle Cos.	53,300	1,925,729
Cintas	13,300	318,801
Copart	34,900 [b]	1,249,769
Corrections Corp. of America	68,300 [b]	1,303,164
Donaldson	25,600	1,091,840
FTI Consulting	5,800 [a,b]	252,822
General Cable	16,400 [a,b]	437,060
Graco	12,500	352,375

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Hubbell, Cl. B	37,450	1,486,390
Joy Global	22,000	1,101,980
Oshkosh	76,900 [b]	2,396,204
Owens Corning	15,100 [b]	451,641
Ryder System	14,300	575,289
Timken	81,800	2,125,982
Trinity Industries	32,500	575,900
URS	29,200 [b]	1,149,020
Valmont Industries	10,700	777,462
		18,155,778
Information Technology—16.7%
Advent Software	34,200 [a,b]	1,606,032
Broadridge Financial Solutions	44,300	843,915
CA	34,100	627,440
CommScope	47,000 [b]	1,117,190
Computer Sciences	27,400	1,239,850
Convergys	55,400 [b]	543,474
Cypress Semiconductor	137,200 [b]	1,377,488
DST Systems	13,800	498,732
F5 Networks	23,500 [b]	1,611,395
FactSet Research Systems	20,400	1,366,596
Fairchild Semiconductor International	162,300 [b]	1,364,943
Gartner	39,400 [a,b]	916,050
Harris	7,000	291,550
Hewitt Associates, Cl. A	24,900 [b]	858,054
Intersil, Cl. A	53,700	650,307
Micron Technology	72,400 [b]	614,676
Plantronics	51,300	1,467,180
Seagate Technology	35,100 [b]	457,704
Sybase	13,800 [b]	892,308
Synopsys	76,900 [b]	1,604,903
Tech Data	60,900 [b]	2,169,258
Teradata	13,700 [b]	417,576

10

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Vishay Intertechnology	65,700 [b]	508,518
		23,045,139
Materials—5.7%
Cabot	15,900	383,349
Crown Holdings	22,600 [b]	565,904
Huntsman	156,200	1,354,254
International Paper	24,000	543,120
Lubrizol	14,400	1,156,464
Minerals Technologies	31,500	1,497,510
Reliance Steel & Aluminum	32,500	1,174,875
Worthington Industries	92,200	1,185,692
		7,861,168
Telecommunication Services—.6%
Telephone & Data Systems	28,200	856,998
Utilities—6.9%
Atmos Energy	21,500	581,360
CMS Energy	25,700	376,505
Constellation Energy Group	34,200	1,102,950
DPL	98,600	2,356,540
Energen	25,400	1,125,982
IDACORP	19,800	658,746
MDU Resources Group	76,500	1,379,295
NV Energy	129,800	1,532,938
WGL Holdings	11,200	381,136
		9,495,452
Total Common Stocks
(cost $143,242,885)		138,353,022

Other Investment—.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $541,000)	541,000 [d]	541,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—7.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,807,892)	9,807,892 [d]	9,807,892

Total Investments (cost $153,591,777)	108.0%	148,701,914
Liabilities, Less Cash and Receivables	(8.0%)	(11,050,492)
Net Assets	100.0%	137,651,422

a

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is $9,915,920 and the total market value of the collateral held by the fund is $10,264,057, consisting of cash collateral of $9,807,892 and U.S. Government and agency securities valued at $456,165.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.4	Utilities	6.9
Information Technology	16.7	Energy	6.1
Consumer Discretionary	13.8	Materials	5.7
Industrial	13.2	Consumer Staples	4.3
Health Care	12.8	Telecommunication Services	.6
Money Market Investments	7.5		108.0

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,915,920)—Note 1(b):
Unaffiliated issuers	143,242,885	138,353,022
Affiliated issuers	10,348,892	10,348,892
Cash		9,072
Dividends and interest receivable		137,094
Receivable for shares of Beneficial Interest subscribed		3,532
Prepaid expenses		2,000
		148,853,612
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		103,109
Liability for securities on loan—Note 1(b)		9,807,892
Payable for shares of Beneficial Interest redeemed		1,245,951
Accrued expenses		45,238
		11,202,190
Net Assets ($)		137,651,422
Composition of Net Assets ($):
Paid-in capital		207,822,804
Accumulated undistributed investment income—net		554,037
Accumulated net realized gain (loss) on investments		(65,835,556)
Accumulated net unrealized appreciation
(depreciation) on investments		(4,889,863)
Net Assets ($)		137,651,422

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	121,651,846	15,999,576
Shares Outstanding	11,832,927	1,555,885
Net Asset Value Per Share ($)	10.28	10.28

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,176,751
Affiliated issuers	828
Income from securities lending—Note 1(b)	10,685
Total Income	1,188,264
Expenses:
Investment advisory fee—Note 3(a)	570,970
Professional fees	25,436
Distribution fees—Note 3(b)	21,170
Custodian fees—Note 3(b)	9,787
Prospectus and shareholders’ reports	8,198
Shareholder servicing costs—Note 3(b)	3,164
Loan commitment fees—Note 2	2,567
Trustees’ fees and expenses—Note 3(c)	1,235
Miscellaneous	4,723
Total Expenses	647,250
Less—reduction in investment advisory due to undertaking—Note 3(a)	(14,415)
Less—reduction in fees due to earnings credits—Note 1(b)	(4)
Net Expenses	632,831
Investment Income—Net	555,433
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,366,115
Net unrealized appreciation (depreciation) on investments	(11,734,483)
Net Realized and Unrealized Gain (Loss) on Investments	(1,368,368)
Net (Decrease) in Net Assets Resulting from Operations	(812,935)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations ($):
Investment income—net	555,433	1,512,565
Net realized gain (loss) on investments	10,366,115	(28,024,642)
Net unrealized appreciation
(depreciation) on investments	(11,734,483)	67,186,562
Net Increase (Decrease) in Net Assets
Resulting from Operations	(812,935)	40,674,485
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,351,353)	(1,799,027)
Service Shares	(158,748)	(141,551)
Total Dividends	(1,510,101)	(1,940,578)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,877,191	7,850,230
Service Shares	2,269,931	883,388
Dividends reinvested:
Initial Shares	1,351,353	1,799,027
Service Shares	158,748	141,551
Cost of shares redeemed:
Initial Shares	(15,615,653)	(37,882,349)
Service Shares	(2,119,365)	(3,056,034)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,077,795)	(30,264,187)
Total Increase (Decrease) in Net Assets	(10,400,831)	8,469,720
Net Assets ($):
Beginning of Period	148,052,253	139,582,533
End of Period	137,651,422	148,052,253
Undistributed investment income—net	554,037	1,508,705

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Capital Share Transactions:
Initial Shares
Shares sold	518,892	925,743
Shares issued for dividends reinvested	115,896	248,142
Shares redeemed	(1,419,050)	(4,564,894)
Net Increase (Decrease) in Shares Outstanding	(784,262)	(3,391,009)
Service Shares
Shares sold	195,756	105,477
Shares issued for dividends reinvested	13,603	19,524
Shares redeemed	(191,659)	(362,450)
Net Increase (Decrease) in Shares Outstanding	17,700	(237,449)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Initial Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	10.46	7.85	15.52	17.39	19.15	17.62
Investment Operations:
Investment income—net[a]	.04	.11	.09	.12	.08	.08
Net realized and unrealized
gain (loss) on investments	(.11)	2.62	(5.63)	.19	1.39	1.53
Total from Investment Operations	(.07)	2.73	(5.54)	.31	1.47	1.61
Distributions:
Dividends from
investment income—net	(.11)	(.12)	(.12)	(.07)	(.07)	(.01)
Dividends from net realized
gain on investments	—	—	(2.01)	(2.11)	(3.16)	(.07)
Total Distributions	(.11)	(.12)	(2.13)	(2.18)	(3.23)	(.08)
Net asset value, end of period	10.28	10.46	7.85	15.52	17.39	19.15
Total Return (%)	(.79)[b]	35.51	(40.42)	1.50	7.75	9.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[c]	.84	.82	.80	.80	.79
Ratio of net expenses
to average net assets	.82[c,d]	.84[d]	.81	.80[d]	.80[d]	.79[d]
Ratio of net investment income
to average net assets	.74[c]	1.22	.76	.73	.48	.43
Portfolio Turnover Rate	41.54[b]	75.42	86.74	116.83	149.02	99.27
Net Assets, end of period
($ x 1,000)	121,652 131,962		125,701	277,602	338,081	362,789

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2010			Year Ended December 31,
Service Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	10.46	7.82	15.45	17.31	19.06	17.57
Investment Operations:
Investment income—net[a]	.04	.10	.08	.09	.06	.04
Net realized and unrealized
gain (loss) on investments	(.11)	2.63	(5.60)	.21	1.39	1.52
Total from Investment Operations	(.07)	2.73	(5.52)	.30	1.45	1.56
Distributions:
Dividends from
investment income—net	(.11)	(.09)	(.10)	(.05)	(.04)	—
Dividends from net realized
gain on investments	—	—	(2.01)	(2.11)	(3.16)	(.07)
Total Distributions	(.11)	(.09)	(2.11)	(2.16)	(3.20)	(.07)
Net asset value, end of period	10.28	10.46	7.82	15.45	17.31	19.06
Total Return (%)	(.84)[b]	35.33	(40.44)	1.39	7.68	8.93
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07[c]	1.09	1.06	1.05	1.05	1.04
Ratio of net expenses
to average net assets	.90[c]	.90	.90	.90	.91	1.00
Ratio of net investment income
to average net assets	.66[c]	1.16	.62	.58	.37	.22
Portfolio Turnover Rate	41.54[b]	75.42	86.74	116.83	149.02	99.27
Net Assets, end of period
($ x 1,000)	16,000	16,090	13,881	39,009	85,277	89,264

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series, including the MidCap Stock Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a

20

pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	137,093,192	—	—	137,093,192
Equity Securities—
Foreign†	1,259,830	—	—	1,259,830
Mutual Funds	10,348,892	—	—	10,348,892
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of NewYork Mellon earned $4,579 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($) 6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,435,000	11,442,000	12,336,000 541,000.4
Dreyfus
Institutional
Cash
Advantage
Fund	20,534,022	39,182,517	49,908,647 9,807,892	7.1
Total	21,969,022	50,624,517	62,244,647 10,348,892	7.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

24

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $75,945,495 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $30,029,499 of the carryover expires in fiscal 2016 and $45,915,996 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $1,940,578. The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, from March 1, 2010 to August 31, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of neither class exclusive of taxes, brokerage fees, interest

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on borrowings, commitment fees and extraordinary expenses, do not exceed .90% of the value of the average daily net assets of such class. During the period ended June 30, 2010, the Manager waived receipt of fees of $14,415, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2010, Service shares were charged $21,170 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $396 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $55 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $9,787 pursuant to the custody agreement.

26

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $91,222, Rule 12b-1 distribution plan fees $3,493, custodian fees $5,856, chief compliance officer fees $4,113 and transfer agency per account fees $287, which are offset against an expense reimbursement currently in effect in the amount of $1,862.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2010, amounted to $61,972,517 and $68,991,391, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

At June 30, 2010, accumulated net unrealized depreciation on investments was $4,889,863, consisting of $11,645,384 gross unrealized appreciation and $16,535,247 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of Dreyfus Investment Portfolios (the “Company”) held on February 4, 2010, the Board considered the re-approval for the six-month period (through August 31, 2010) of the fund’s Investment Advisory Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager at the Board’s July 14-15, 2009 meeting (the “July Meeting”) regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Investment Advisory Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts, and the Board members also referenced information provided and discussions at the July Meeting regarding the relationships the Manager has with various intermediaries and the different needs of each.The Board members noted that the fund’s shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The Manager’s representatives noted the diversity of distribution of the funds in the Dreyfus fund complex,and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of separate accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered discussions at the July Meeting regarding the Manager’s research and portfolio management capabilities; oversight of day-to-day fund operations, including fund accounting and

28

administration and assistance in meeting legal and regulatory requirements; extensive administrative, accounting and compliance infrastructure; and brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Investment Advisory Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of mid-cap core funds underlying variable insurance products (the “Performance Group”) and to a larger universe of funds consisting of all mid-cap core funds underlying variable insurance products (the “Performance Universe”), selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended December 31, 2009. The Board members noted that the fund’s total return performance for its Initial shares was below the Performance Group and Performance Universe medians for all periods. Representatives of the manager reminded the Board that Franklin Portfolio’s management team assumed responsibility for managing the fund in September 2007 and that Franklin Portfolio merged with Mellon Capital Management in January 2009. Representatives of the Manager then discussed with the Board the changes made to portfolio management’s investment process for the fund as a result of the merger and noted that the fund’s total return performance was 1st quartile for the 3-month period ended December 31, 2009.The Manager also provided a comparison of the fund’s total returns to the returns of its benchmark index for each of the calendar years for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

selected and provided by Lipper. The Board members noted that the actual management fee and expense ratio of the fund’s Initial shares (which are not subject to a Rule 12b-1 plan) were lower than the Expense Group medians and Expense Universe medians, with the exception that the actual management fee was higher than the Expense Universe median.They also noted that the contractual management fee was below the Expense Group median. In addition, the Board noted that the expense ratio of the fund’s Service shares (which are subject to a Rule 12b-1 plan) was lower than the Expense Group and Expense Universe medians. The Board considered the current fee waiver and expense reimbursement arrangement undertaken by the Manager.

Representatives of the Manager noted that the Manager or its affiliates do not manage other mutual funds or accounts with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund’s investments.

30

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Investment Advisory Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Investment Advisory Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  While the Board was concerned with the fund’s total return per- formance, the Board members noted that the fund’s short-term performance is improving and that management had made efforts to improve the fund’s performance by modifying the investment process used by portfolio management.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information (including the fee waiver and expense reimbursement arrangement), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the advisory fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Investment Advisory Agreement was in the best interests of the fund and its shareholders and that the Investment Advisory Agreement would be renewed through its annual renewal date of August 31, 2010.

32

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of –0.99%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a –0.88% return for the same period.2,3

A market rally sputtered in May and June when investors grew concerned about a number of threats to global economic growth, and U.S. small-cap stocks generally produced a modest loss over the first six months of 2010. The difference in returns between the fund and its benchmark was primarily due to the fund’s sampling strategy, transaction costs and fund operating expenses.

The Fund’s Investment Approach

The portfolio seeks to match the performance of the S&P 600 Index by investing in a representative sample of the stocks included in the S&P 600 Index, and in futures whose performance is tied to the index. The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation and other means. The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Equity Markets Slumped Amid Global Economic Uncertainty

The year 2010 began in the midst of an economic recovery as improved manufacturing activity and rising corporate earnings helped boost confidence among businesses, consumers and investors. The stock market continued to rally under these improving economic conditions, and investors at the time persisted in favoring lower-quality companies that had been punished in the previous downturn over their higher-quality counterparts. Small-cap stocks fared especially well during the market

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rebound as investors turned away from traditionally defensive investments toward more speculative opportunities.

As the reporting period progressed, however, several developments threatened the economic rebound, and investor sentiment deteriorated. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden, requiring intervention by the International Monetary Fund and other members of the European Union. Robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark inflationary pressures in local real estate markets, and investors grew worried that higher short-term interest rates and tighter lending standards might dampen growth in Asia. In the United States, mixed data related to retail sales, employment and the housing market suggested that economic head-winds might constrain already mild growth.As a result of these factors, small-cap stocks in May and June gave back their earlier gains, and nine of the 10 sectors of the S&P 600 Index ended the reporting period with negative absolute returns.

Consumer and Technology Stocks Led the Rebound

Some of the S&P 600 Index’s better performers could be found within the consumer discretionary sector, where companies benefited from expansions and acquisitions. A number of footwear companies gained traction from a surge in sales of “toning sneakers,” intended to help consumers slim down and firm up while walking or exercising. Budget-priced restaurants also fared especially well by offering promotional programs designed to entice customers. Otherwise, farm equipment companies with private label products took market share from better known brands, while a coin-counting machine company benefited from its expansion into self-service DVD rentals. In the financials sector, real estate investment trusts (REITs) advanced amid a rebound in property prices from depressed levels, insurance companies gained value due to acquisitions, and collection agencies for consumer debt benefited from successful negotiations with financially stressed individuals.

On the other hand, technology stocks generally fell due to a slowdown in Asian sales. In the materials sector, paper and forest products compa-

nies declined in the sluggish housing market, aluminum companies were hurt by an oversupply of the commodity, and higher raw materials costs undermined chemical producers. Commercial services stocks in the industrials sector suffered as funding from government stimulus programs began to wind down. Energy stocks fell sharply in response to the massive oil spill in the Gulf of Mexico.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the stocks listed in the S&P 600 Index. The fund’s investments are not affected by any individual preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 600 Index.

July 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in an index.
3	“Standard & Poor’s®,”“S&P®,”“S&P SmallCap 600” and “Standard & Poor’s SmallCap
600” are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

Expenses paid per $1,000†	$2.96
Ending value (after expenses)	$990.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Consumer Discretionary—15.5%
American Public Education	5,918 [a]	258,617
Arbitron	7,917	202,913
Audiovox, Cl. A	7,773 [a]	57,132
Big 5 Sporting Goods	7,948	104,437
Biglari Holdings	466 [a]	133,695
BJ’s Restaurants	5,249 [a,b]	123,876
Blue Nile	3,722 [a,b]	175,232
Blyth	2,665	90,797
Brown Shoe	13,703	208,012
Brunswick	27,605 [b]	343,130
Buckle	7,268 [b]	235,629
Buffalo Wild Wings	5,522 [a,b]	201,995
Cabela’s	13,652 [a,b]	193,039
California Pizza Kitchen	6,271 [a]	95,006
Callaway Golf	16,153 [b]	97,564
Capella Education	4,618 [a]	375,674
Carter’s	18,952 [a]	497,490
Cato, Cl. A	10,333	227,533
CEC Entertainment	7,811 [a]	275,416
Children’s Place Retail Stores	8,853 [a]	389,709
Christopher & Banks	9,762	60,427
CKE Restaurants	20,145	252,417
Coinstar	10,271 [a,b]	441,345
CROCS	28,324 [a]	299,668
Deckers Outdoor	4,097 [a]	585,338
DineEquity	4,361 [a,b]	121,759
Dolan	9,514 [a]	105,796
Drew Industries	6,698 [a]	135,300
E.W. Scripps, Cl. A	8,415 [a,b]	62,523
Ethan Allen Interiors	6,769 [b]	94,698
Finish Line, Cl. A	17,786	247,759
Fred’s, Cl. A	13,496	149,266
Genesco	7,976 [a,b]	209,849
Group 1 Automotive	7,198 [a,b]	169,369
Gymboree	9,579 [a]	409,119
Haverty Furniture	7,620	93,650

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Helen of Troy	11,052 [a]	243,807
Hibbett Sports	8,672 [a,b]	207,781
Hillenbrand	18,486	395,416
Hot Topic	15,168	77,053
HSN	12,795 [a]	307,080
Iconix Brand Group	20,324 [a]	292,056
Interval Leisure Group	9,693 [a]	120,678
Jack in the Box	18,376 [a]	357,413
JAKKS Pacific	11,466 [a,b]	164,881
Jo-Ann Stores	9,112 [a,b]	341,791
JOS. A. Bank Clothiers	5,610 [a]	302,884
K-Swiss, Cl. A	5,256 [a,b]	59,025
Kid Brands	4,133 [a]	29,055
La-Z-Boy	17,517 [a]	130,151
Landry’s Restaurants	986 [a]	24,118
Lithia Motors, Cl. A	6,685 [b]	41,313
Live Nation	45,847 [a]	479,101
Liz Claiborne	29,447 [a,b]	124,266
Lumber Liquidators Holdings	3,635 [a,b]	84,805
M/I Homes	7,764 [a]	74,845
Maidenform Brands	5,963 [a]	121,407
Marcus	4,088	38,672
MarineMax	10,773 [a]	74,765
Medifast	3,725 [a]	96,515
Men’s Wearhouse	14,635 [b]	268,699
Meritage Homes	10,380 [a]	168,986
Midas	2,722 [a]	20,878
Monarch Casino & Resort	3,052 [a]	30,917
Monro Muffler Brake	7,075	279,675
Movado Group	3,460 [a,b]	36,953
National Presto Industries	1,194 [b]	110,875
Nautilus	11,524 [a]	17,516
NutriSystem	8,160 [b]	187,190
OfficeMax	26,420 [a]	345,045
Oxford Industries	5,377	112,541
P.F. Chang’s China Bistro	7,959 [b]	315,574
Papa John’s International	7,733 [a]	178,787

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
PEP Boys-Manny Moe & Jack	16,724	148,175
Perry Ellis International	3,423 [a]	69,145
PetMed Express	7,733 [b]	137,647
Pinnacle Entertainment	17,397 [a]	164,576
Polaris Industries	9,821	536,423
Pool	13,908 [b]	304,863
Pre-Paid Legal Services	2,758 [a,b]	125,461
Quiksilver	42,920 [a]	158,804
Red Robin Gourmet Burgers	4,953 [a]	84,993
Ruby Tuesday	19,422 [a]	165,087
Ruth’s Hospitality Group	6,115 [a,b]	25,561
Shuffle Master	20,831 [a]	166,856
Skechers USA, Cl. A	11,055 [a]	403,729
Skyline	73 [b]	1,315
Sonic	17,744 [a]	137,516
Sonic Automotive, Cl. A	14,319 [a,b]	122,571
Spartan Motors	9,902	41,588
Stage Stores	13,323	142,290
Stamps.com	7,145 [a]	73,236
Standard Motor Products	9,172	74,018
Standard-Pacific	37,180 [a]	123,809
Stein Mart	9,700 [a]	60,431
Sturm Ruger & Co.	7,915 [b]	113,422
Superior Industries International	7,868	105,746
Texas Roadhouse	18,871 [a,b]	238,152
True Religion Apparel	8,652 [a,b]	190,950
Tuesday Morning	11,200 [a]	44,688
UniFirst	5,183	228,156
Universal Electronics	4,211 [a]	70,029
Universal Technical Institute	7,693 [a,b]	181,862
Volcom	4,837 [a,b]	89,823
Winnebago Industries	7,143 [a,b]	71,001
Wolverine World Wide	15,961	402,536
Zale	2,523 [a]	3,986
Zumiez	5,386 [a,b]	86,768
		19,082,906

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples—4.0%
Alliance One International	23,838 [a,b]	84,863
Andersons	6,271 [b]	204,372
Boston Beer, Cl. A	2,547 [a]	171,795
Cal-Maine Foods	4,185 [b]	133,627
Calavo Growers	2,345 [b]	42,116
Casey’s General Stores	16,877	589,007
Central Garden & Pet, Cl. A	24,172 [a]	216,823
Cracker Barrel Old Country Store	7,581	352,971
Darling International	27,257 [a]	204,700
Diamond Foods	6,414 [b]	263,615
Great Atlantic & Pacific Tea	7,063 [a,b]	27,546
Hain Celestial Group	11,043 [a,b]	222,737
J & J Snack Foods	5,384	226,666
Lance	8,515	140,412
Nash Finch	3,746	127,963
Peet’s Coffee & Tea	3,232 [a]	126,921
RC2	8,952 [a]	144,217
Sanderson Farms	6,773 [b]	343,662
Spartan Stores	9,495	130,271
TreeHouse Foods	10,990 [a,b]	501,803
United Natural Foods	13,021 [a,b]	389,067
WD-40	6,205	207,247
		4,852,401
Energy—5.2%
Basic Energy Services	8,536 [a,b]	65,727
Bristow Group	11,099 [a]	326,311
CARBO Ceramics	5,455	393,796
Dril-Quip	9,085 [a]	399,922
Gulf Island Fabrication	4,260	66,115
Holly	12,410 [b]	329,858
Hornbeck Offshore Services	6,817 [a]	99,528
ION Geophysical	42,212 [a]	146,898
Lufkin Industries	9,074	353,795
Matrix Service	10,290 [a]	95,800
NorthWestern	11,319	296,558
Oil States International	16,358 [a]	647,450

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Penn Virginia	15,362	308,930
Petroleum Development	5,220 [a]	133,736
PetroQuest Energy	21,513 [a,b]	145,428
Pioneer Drilling	18,350 [a]	104,044
SEACOR Holdings	6,542 [a]	462,258
Seahawk Drilling	4,324 [a,b]	42,029
SM Energy	19,280	774,285
Stone Energy	14,791 [a]	165,068
Superior Well Services	4,569 [a,b]	76,394
Swift Energy	12,141 [a,b]	326,714
Tetra Technologies	25,919 [a]	235,344
World Fuel Services	17,002 [b]	441,032
		6,437,020
Financial—18.6%
Acadia Realty Trust	10,536 [c]	177,215
American Physicians Capital	3,392	104,643
Amerisafe	3,858 [a]	67,708
Bank Mutual	7,862	44,656
Bank of the Ozarks	3,080 [b]	109,248
BioMed Realty Trust	35,472 [c]	570,744
Boston Private Financial Holdings	26,533	170,607
Brookline Bancorp	22,335	198,335
Cash America International	9,476	324,742
Cedar Shopping Centers	13,535 [b,c]	81,481
City Holding	5,494 [b]	153,173
Colonial Properties Trust	21,737 [c]	315,839
Columbia Banking System	13,364 [b]	244,027
Community Bank System	11,468 [b]	252,640
Delphi Financial Group, Cl. A	15,609	381,016
DiamondRock Hospitality	43,187 [a]	354,997
Dime Community Bancshares	8,432	103,967
East West Bancorp	47,843	729,606
EastGroup Properties	8,072 [c]	287,202
eHealth	7,191 [a]	81,762
Employers Holdings	11,744	172,989
Entertainment Properties Trust	13,839 [c]	526,851

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Extra Space Storage	28,851 [b,c]	401,029
EZCORP, Cl. A	16,133 [a]	299,267
First BanCorp/Puerto Rico	23,353 [a,b]	12,377
First Cash Financial Services	9,003 [a]	196,265
First Commonwealth Financial	18,299 [b]	96,070
First Financial Bancorp	17,540	262,223
First Financial Bankshares	7,023 [b]	337,736
First Midwest Bancorp	22,040	268,006
Forestar Group	12,426 [a]	223,171
Franklin Street Properties	18,651 [b]	220,268
Glacier Bancorp	19,939 [b]	292,505
Hancock Holding	8,109 [b]	270,516
Hanmi Financial	18,634 [a,b]	23,479
Hanmi Financial (Rights)	18,634 [a,b]	1,118
Home Bancshares	6,686	152,508
Home Properties	10,363 [c]	467,060
Horace Mann Educators	11,269	172,416
Independent Bank/MA	6,873	169,626
Infinity Property & Casualty	4,065	187,722
Inland Real Estate	25,981 [c]	205,770
Investment Technology Group	14,710	236,243
Kilroy Realty	15,962 [b,c]	474,550
Kite Realty Group Trust	11,653 [c]	48,710
LaBranche & Co.	13,666 [a]	58,490
LaSalle Hotel Properties	21,371 [c]	439,601
Lexington Realty Trust	38,154 [b,c]	229,306
LTC Properties	8,598 [c]	208,673
Medical Properties Trust	33,943 [b,c]	320,422
Mid-America Apartment Communities	9,549	491,487
Nara Bancorp	10,321 [a]	87,006
National Financial Partners	14,122 [a]	137,972
National Penn Bancshares	39,879 [b]	239,673
National Retail Properties	26,036 [c]	558,212
Navigators Group	3,169 [a]	130,341
NBT Bankcorp	11,734	239,608
Old National Bancorp	24,718 [b]	256,078

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
optionsXpress Holdings	14,752 [a]	232,196
Parkway Properties	8,980 [c]	130,839
Pennsylvania Real Estate Investment Trust	16,432 [b,c]	200,799
Pinnacle Financial Partners	7,291 [a,b]	93,689
Piper Jaffray	4,305 [a]	138,707
Portfolio Recovery Associates	4,718 [a,b]	315,068
Post Properties	14,514 [c]	329,903
Presidential Life	3,002	27,318
PrivateBancorp	18,234 [b]	202,033
ProAssurance	9,499 [a]	539,163
PS Business Parks	6,355 [c]	354,482
Rewards Network	3,947	53,955
RLI	5,171	271,529
S&T Bancorp	6,737 [b]	133,123
Safety Insurance Group	5,476	202,722
Selective Insurance Group	19,223	285,654
Signature Bank	13,150 [a]	499,831
Simmons First National, Cl. A	4,918	129,147
South Financial Group	86,542 [b]	23,583
Sovran Self Storage	8,865 [c]	305,222
Sterling Bancorp	8,869	79,821
Sterling Bancshares	24,061	113,327
Stewart Information Services	7,848 [b]	70,789
Stifel Financial	10,658 [a]	462,451
Susquehanna Bancshares	39,916	332,500
SWS Group	8,748	83,106
Tanger Factory Outlet Centers	12,616 [b,c]	522,050
Tompkins Financial	3,170 [b]	119,667
Tower Group	15,521	334,167
TradeStation Group	8,807 [a]	59,447
Trustco Bank	30,558 [b]	171,125
UMB Financial	9,622	342,158
Umpqua Holdings	37,001	424,771
United Bankshares	10,509 [b]	251,585
United Community Banks	31,697 [a]	125,203
United Fire & Casualty	6,659	131,981

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Urstadt Biddle Properties, Cl. A	7,666 [c]	123,653
Whitney Holding	29,026 [b]	268,490
Wilshire Bancorp	8,553 [b]	74,839
Wintrust Financial	10,069	335,700
World Acceptance	5,902 [a,b]	226,106
		22,990,851
Health Care—13.9%
Abaxis	5,973 [a]	128,001
Air Methods	3,941 [a,b]	117,245
Align Technology	21,175 [a,b]	314,872
Almost Family	2,510 [a]	87,674
Amedisys	9,151 [a,b]	402,369
American Medical Systems Holdings	24,396 [a]	539,640
AMERIGROUP	15,314 [a]	497,399
AMN Healthcare Services	6,567 [a]	49,121
AmSurg	11,494 [a]	204,823
Analogic	4,542	206,706
ArQule	11,346 [a]	48,788
Bio-Reference Laboratories	5,844 [a]	129,561
Cambrex	10,303 [a]	32,454
Cantel Medical	5,360	89,512
Catalyst Health Solutions	11,586 [a]	399,717
Centene	15,759 [a]	338,818
Chemed	7,614 [b]	416,029
Computer Programs & Systems	2,137	87,446
CONMED	7,526 [a]	140,209
Cooper	14,796	588,733
CorVel	2,022 [a]	68,323
Cross Country Healthcare	9,719 [a]	87,374
CryoLife	8,412 [a]	45,341
Cubist Pharmaceuticals	18,906 [a]	389,464
Cyberonics	9,116 [a]	215,867
Dionex	5,106 [a]	380,193
Eclipsys	19,195 [a]	342,439
Emergent Biosolutions	6,273 [a]	102,501
Enzo Biochem	5,891 [a,b]	23,976

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
eResearch Technology	17,952 [a]	141,462
Genoptix	5,339 [a,b]	91,831
Gentiva Health Services	10,199 [a]	275,475
Greatbatch	8,988 [a]	200,522
Haemonetics	8,527 [a]	456,365
Hanger Orthopedic Group	8,898 [a]	159,808
Healthcare Realty Trust	20,744 [b,c]	455,746
HealthSpring	17,145 [a]	265,919
Healthways	9,973 [a]	118,878
Hi-Tech Pharmacal	2,779 [a,b]	63,667
HMS Holdings	7,767 [a]	421,127
ICU Medical	3,867 [a,b]	124,401
Integra LifeSciences Holdings	7,277 [a]	269,249
Invacare	11,843	245,624
Inventiv Health	11,345 [a]	290,432
IPC The Hospitalist	3,243 [a]	81,399
Kendle International	6,302 [a]	72,599
Kensey Nash	4,810 [a]	114,045
Landauer	2,263	137,771
LCA-Vision	4,390 [a]	24,321
LHC Group	4,721 [a]	131,008
Magellan Health Services	11,405 [a]	414,230
Martek Biosciences	10,586 [a,b]	250,994
MedCath	3,104 [a]	24,397
Meridian Bioscience	11,232 [b]	190,944
Merit Medical Systems	7,923 [a]	127,323
Molina Healthcare	4,745 [a]	136,656
MWI Veterinary Supply	3,452 [a]	173,498
Natus Medical	8,632 [a]	140,615
Neogen	6,260 [a,b]	163,073
Odyssey HealthCare	11,379 [a]	304,047
Omnicell	13,099 [a]	153,127
Palomar Medical Technologies	3,355 [a]	37,542
Par Pharmaceutical Cos.	12,226 [a]	317,387
PAREXEL International	18,027 [a]	390,825
PharMerica	8,707 [a]	127,645

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Phase Forward	13,735 [a]	229,100
PSS World Medical	18,988 [a,b]	401,596
Quality Systems	5,299 [b]	307,289
Regeneron Pharmaceuticals	19,101 [a]	426,334
RehabCare Group	6,500 [a]	141,570
Res-Care	7,417 [a]	71,648
Salix Pharmaceuticals	18,513 [a]	722,562
Savient Pharmaceuticals	21,053 [a]	265,268
SurModics	3,478 [a,b]	57,074
Symmetry Medical	10,811 [a]	113,948
ViroPharma	23,891 [a]	267,818
West Pharmaceutical Services	10,585 [b]	386,247
Zoll Medical	5,919 [a]	160,405
		17,119,406
Industrial—16.1%
A.O. Smith	7,945	382,870
AAON	5,523 [b]	128,741
AAR	13,521 [a]	226,342
ABM Industries	16,374 [b]	343,035
Actuant, Cl. A	21,154	398,330
Administaff	6,485	156,678
Aerovironment	3,026 [a,b]	65,755
Albany International, Cl. A	8,131	131,641
Allegiant Travel	5,440	232,234
American Science & Engineering	2,831	215,751
Apogee Enterprises	7,964	86,250
Applied Industrial Technologies	13,059	330,654
Applied Signal Technology	4,266	83,827
Arkansas Best	7,070	146,703
Astec Industries	4,945 [a,b]	137,125
ATC Technology	8,166 [a]	131,636
AZZ	4,240	155,905
Badger Meter	4,107 [b]	158,900
Baldor Electric	13,001 [b]	469,076
Barnes Group	14,915	244,457
Belden	15,408	338,976

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Bowne & Co.	11,096	124,497
Brady, Cl. A	17,069	425,359
Briggs & Stratton	17,502	297,884
Cascade	3,216 [b]	114,522
CDI	1,541	23,932
Ceradyne	6,943 [a]	148,372
CIRCOR International	4,064	103,957
CLARCOR	15,091	536,032
Cogent	13,150 [a]	118,481
Comfort Systems USA	11,618	112,230
Consolidated Graphics	4,129 [a]	178,538
Cubic	5,983	217,662
Curtiss-Wright	14,089	409,145
EMCOR Group	21,209 [a]	491,412
Encore Wire	3,901	70,959
EnPro Industries	7,110 [a,b]	200,146
ESCO Technologies	9,172	236,179
Esterline Technologies	8,922 [a]	423,349
Exponent	4,459 [a]	145,898
Federal Signal	18,379	111,009
Forward Air	9,187	250,346
G & K Services, Cl. A	6,182	127,658
GenCorp	18,748 [a,b]	82,116
Geo Group	17,094 [a]	354,701
Gibraltar Industries	11,284 [a]	113,968
Griffon	16,584 [a,b]	183,419
Healthcare Services Group	11,662	220,995
Heartland Express	15,337	222,693
Heidrick & Struggles International	3,923	89,523
Hub Group, Cl. A	11,022 [a]	330,770
II-VI	6,972 [a]	206,580
Insituform Technologies, Cl. A	13,840 [a]	283,443
Interface, Cl. A	15,431	165,729
John Bean Technologies	6,655	101,489
Kaman	6,488	143,515
Kaydon	10,936	359,357

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Kelly Services, Cl. A	7,360 [a]	109,443
Knight Transportation	16,516 [b]	334,284
Lawson Products	223	3,787
Lindsay	4,494 [b]	142,415
LSB Industries	4,723 [a]	62,863
Lydall	5,375 [a]	41,065
Mobile Mini	8,932 [a,b]	145,413
Moog, Cl. A	13,365 [a]	430,754
Mueller Industries	10,413	256,160
NCI Building Systems	4,985 [a,b]	41,724
Old Dominion Freight Line	8,596 [a]	302,063
On Assignment	13,600 [a]	68,408
Orbital Sciences	20,161 [a]	317,939
Powell Industries	3,692 [a,b]	100,939
Quanex Building Products	11,759	203,313
Robbins & Myers	10,027	217,987
School Specialty	5,719 [a]	103,342
SFN Group	18,388 [a]	100,398
Simpson Manufacturing	11,558	283,749
SkyWest	18,297	223,589
Standard Register	4,091	12,846
Standex International	5,231	132,606
Stanley	4,600 [a]	171,948
Sykes Enterprises	14,150 [a]	201,355
Teledyne Technologies	10,588 [a]	408,485
Tetra Tech	21,194 [a]	415,614
Toro	10,853 [b]	533,099
Tredegar	8,724	142,376
Triumph Group	4,803	320,024
TrueBlue	12,405 [a]	138,812
United Stationers	7,835 [a]	426,772
Universal Forest Products	5,691	172,494
Viad	4,456	78,648
Vicor	5,000 [a]	62,450

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Volt Information Sciences	2,995 [a]	25,158
Watsco	9,493 [b]	549,835
Watts Water Technologies, Cl. A	10,444 [b]	299,325
		19,872,233
Information Technology—18.4%
Actel	10,258 [a]	131,508
ADPT	40,701 [a]	117,626
Advanced Energy Industries	12,400 [a]	152,396
Agilysys	10,115	67,669
Anixter International	9,494 [a]	404,444
Arris Group	43,374 [a]	441,981
ATMI	8,822 [a]	129,154
Avid Technology	6,196 [a,b]	78,875
Bel Fuse, Cl. B	5,338	88,130
Benchmark Electronics	19,850 [a]	314,622
Black Box	4,645	129,549
Blackbaud	13,632	296,769
Blue Coat Systems	12,744 [a]	260,360
Brightpoint	24,588 [a]	172,116
Brooks Automation	25,126 [a]	194,224
Cabot Microelectronics	7,966 [a,b]	275,544
CACI International, Cl. A	10,163 [a,b]	431,724
Checkpoint Systems	12,680 [a]	220,125
CIBER	25,362 [a]	70,253
Cognex	12,168	213,913
Cohu	7,648	92,770
Commvault Systems	12,929 [a]	290,902
Compellent Technologies	5,185 [a,b]	62,842
comScore	6,746 [a]	111,107
Comtech Telecommunications	8,702 [a]	260,451
Concur Technologies	12,741 [a,b]	543,786
CSG Systems International	12,596 [a]	230,885
CTS	10,982	101,474
CyberSource	21,413 [a]	546,674

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Cymer	8,577 [a]	257,653
Cypress Semiconductor	52,370 [a]	525,795
Daktronics	6,569 [b]	49,268
DealerTrack Holdings	10,451 [a]	171,919
DG Fastchannel	7,841 [a]	255,460
Digi International	7,305 [a]	60,412
Diodes	9,502 [a]	150,797
DSP Group	11,912 [a]	76,118
DTS	5,006 [a,b]	164,547
Ebix	8,272 [a,b]	129,705
Electro Scientific Industries	7,738 [a]	103,380
EMS Technologies	5,279 [a]	79,291
Epicor Software	13,130 [a]	104,909
EPIQ Systems	13,573	175,499
Exar	14,794 [a]	102,522
FARO Technologies	5,711 [a]	106,853
FEI	11,457 [a]	225,817
Forrester Research	3,776 [a]	114,262
Gerber Scientific	8,219 [a]	43,972
Harmonic	27,126 [a]	147,565
Heartland Payment Systems	9,732	144,423
Hittite Microwave	5,883 [a]	263,205
Hutchinson Technology	8,788 [a,b]	38,052
Infospace	10,772 [a]	81,005
Insight Enterprises	15,181 [a]	199,782
Integral Systems	7,566 [a]	48,044
Interactive Intelligence	4,441 [a]	72,966
Intermec	14,158 [a]	145,120
Intevac	6,723 [a]	71,734
j2 Global Communications	15,237 [a]	332,776
JDA Software Group	11,822 [a]	259,848
Keithley Instruments	6,538 [b]	57,731
Knot	5,478 [a]	42,619
Kopin	16,826 [a]	57,040

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Kulicke & Soffa Industries	24,041 [a]	168,768
Littelfuse	6,966 [a]	220,195
LoJack	5,588 [a]	20,620
Manhattan Associates	7,712 [a]	212,466
MAXIMUS	5,875	339,986
Mercury Computer Systems	7,010 [a]	82,227
Methode Electronics	12,527	122,013
Micrel	10,152	103,347
Microsemi	27,721 [a]	405,558
MicroStrategy, Cl. A	2,940 [a]	220,765
MKS Instruments	17,673 [a]	330,839
MTS Systems	3,812	110,548
NCI, Cl. A	1,329 [a]	30,009
NETGEAR	11,478 [a]	204,768
NetScout Systems	10,402 [a]	147,916
Network Equipment Technologies	8,704 [a,b]	30,377
Neutral Tandem	10,537 [a,b]	118,541
Newport	14,433 [a]	130,763
Novatel Wireless	12,263 [a,b]	70,390
OSI Systems	5,577 [a]	154,873
Park Electrochemical	5,203	127,005
PC-Tel	6,043 [a]	30,457
Perficient	9,634 [a]	85,839
Pericom Semiconductor	9,256 [a]	88,858
Phoenix Technologies	19,413 [a]	56,104
Plexus	11,737 [a]	313,847
Progress Software	14,475 [a]	434,684
Radiant Systems	8,680 [a]	125,513
Radisys	12,015 [a]	114,383
Rogers	4,307 [a]	119,605
Rudolph Technologies	14,206 [a]	107,255
ScanSource	6,892 [a]	171,818
Sigma Designs	10,523 [a,b]	105,335
Skyworks Solutions	53,580 [a,b]	899,608

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Smith Micro Software	10,498 [a]	99,836
Sonic Solutions	8,393 [a,b]	70,082
Standard Microsystems	6,069 [a]	141,286
StarTek	4,056 [a,b]	15,818
Stratasys	6,187 [a]	151,953
Supertex	2,517 [a]	62,069
Symmetricom	19,200 [a]	97,728
Synaptics	11,381 [a,b]	312,978
SYNNEX	6,863 [a,b]	175,830
Take-Two Interactive Software	27,167 [a,b]	244,503
Taleo, Cl. A	10,805 [a]	262,453
Technitrol	16,872 [b]	53,316
Tekelec	20,209 [a]	267,567
TeleTech Holdings	12,646 [a]	163,007
Tessera Technologies	17,048 [a]	273,620
THQ	23,628 [a]	102,073
Tollgrade Communications	4,672 [a]	29,434
Triquint Semiconductor	51,657 [a]	315,624
TTM Technologies	13,864 [a]	131,708
Tyler Technologies	9,634 [a,b]	149,520
Ultratech	5,210 [a]	84,767
United Online	29,374	169,194
Varian Semiconductor
Equipment Associates	24,167 [a]	692,626
Veeco Instruments	12,222 [a,b]	418,970
ViaSat	11,367 [a]	370,110
Websense	13,701 [a]	258,949
Wright Express	10,938 [a]	324,859
		22,737,122
Materials—3.7%
A.M. Castle & Co.	3,008 [a]	41,781
AMCOL International	9,352 [b]	219,772
American Vanguard	5,372 [b]	42,600

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Arch Chemicals	7,603	233,716
Balchem	8,566	214,150
Brush Engineered Materials	5,875 [a]	117,383
Buckeye Technologies	12,152 [a]	120,912
Calgon Carbon	19,596 [a,b]	259,451
Century Aluminum	17,784 [a]	157,033
Clearwater Paper	3,072 [a]	168,223
Deltic Timber	2,548 [b]	106,506
Eagle Materials	12,235	317,254
H.B. Fuller	14,056	266,923
Headwaters	16,429 [a]	46,658
Myers Industries	8,673	70,165
Neenah Paper	6,530	119,499
Olympic Steel	3,710	85,219
OM Group	9,710 [a]	231,681
Penford	2,124 [a]	13,764
PolyOne	32,267 [a]	271,688
Quaker Chemical	3,884	105,218
RTI International Metals	7,856 [a]	189,408
Schulman (A.)	10,875	206,190
Schweitzer-Mauduit International	5,628	283,933
Stepan	2,918	199,679
Texas Industries	7,421 [b]	219,216
Wausau Paper	19,728 [a]	133,559
Zep	6,296	109,802
		4,551,383
Telecommunication Services—.4%
Cbeyond	6,038 [a,b]	75,475
Dycom Industries	11,126 [a]	95,127
General Communication, Cl. A	8,618 [a]	65,411
NTELOS Holdings	10,288	176,954
USA Mobility	9,214	119,045
		532,012

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—3.6%
Allete	8,696	297,751
American States Water	6,721	222,734
Avista	19,063	372,300
Central Vermont Public Service	5,474	108,058
CH Energy Group	4,571	179,366
El Paso Electric	15,553 [a]	300,951
Laclede Group	7,583	251,225
New Jersey Resources	11,808	415,642
Northwest Natural Gas	7,458 [b]	324,945
Piedmont Natural Gas	23,848 [b]	603,354
South Jersey Industries	8,470	363,871
Southwest Gas	15,455	455,923
UIL Holdings	9,874	247,146
UniSource Energy	10,480	316,286
		4,459,552
Total Common Stocks
(cost $116,247,576)		122,634,886
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.11%, 9/9/10
(cost $109,975)	110,000 [d]	109,969

Other Investment—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $910,000)	910,000 [e]	910,000

Investment of Cash Collateral
for Securities Loaned—13.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $16,855,813)	16,855,813 [e]	16,855,813

Total Investments (cost $134,123,364)	113.9%	140,510,668
Liabilities, Less Cash and Receivables	(13.9%)	(17,100,889)
Net Assets	100.0%	123,409,779

a	Non-income producing security.
b

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is $16,228,409 and the total market value of the collateral held by the fund is $16,855,813.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	18.6	Energy	5.2
Information Technology	18.4	Consumer Staples	4.0
Industrial	16.1	Materials	3.7
Consumer Discretionary	15.5	Utilities	3.6
Short-Term/		Telecommunication Services	.4
Money Market Investments	14.5
Health Care	13.9		113.9

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES
June 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2010 ($)
Financial Futures Long
Russell 2000 E-mini	16	972,480	September 2010	(69,249)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,228,409)—Note 1(b):
Unaffiliated issuers	116,357,551	122,744,855
Affiliated issuers	17,765,813	17,765,813
Cash		43,859
Receivable for shares of Beneficial Interest subscribed		136,539
Dividends and interest receivable		125,581
Receivable for investment securities sold		7,969
		140,824,616
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		64,313
Liability for securities on loan—Note 1(b)		16,855,813
Payable for shares of Beneficial Interest redeemed		313,481
Payable for investment securities purchased		171,321
Payable for futures variation margin—Note 4		9,909
		17,414,837
Net Assets ($)		123,409,779
Composition of Net Assets ($):
Paid-in capital		133,970,788
Accumulated undistributed investment income—net		406,743
Accumulated net realized gain (loss) on investments		(17,285,807)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($69,249) net unrealized
(depreciation) on financial futures]		6,318,055
Net Assets ($)		123,409,779
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		12,859,706
Net Asset Value, offering and redemption price per share ($)		9.60

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	713,565
Affiliated issuers	914
Income from securities lending—Note1(b)	65,600
Interest	231
Total Income	780,310
Expenses:
Investment advisory fee—Note 3(a)	231,957
Distribution fees—Note 3(b)	165,684
Loan commitment fees—Note 2	983
Interest expense—Note 2	111
Total Expenses	398,735
Investment Income—Net	381,575
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,649,351
Net realized gain (loss) on financial futures	(80,668)
Net Realized Gain (Loss)	4,568,683
Net unrealized appreciation (depreciation) on investments	(6,268,564)
Net unrealized appreciation (depreciation) on financial futures	(46,089)
Net Unrealized Appreciation (Depreciation)	(6,314,653)
Net Realized and Unrealized Gain (Loss) on Investments	(1,745,970)
Net (Decrease) in Net Assets Resulting from Operations	(1,364,395)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations ($):
Investment income—net	381,575	779,551
Net realized gain (loss) on investments	4,568,683	(5,869,879)
Net unrealized appreciation
(depreciation) on investments	(6,314,653)	28,147,776
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,364,395)	23,057,448
Dividends to Shareholders from ($):
Investment income—net	(784,410)	(2,552,031)
Net realized gain on investments	—	(17,299,733)
Total Dividends	(784,410)	(19,851,764)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	21,225,598	36,618,209
Dividends reinvested	784,410	19,851,764
Cost of shares redeemed	(23,623,253)	(39,334,550)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,613,245)	17,135,423
Total Increase (Decrease) in Net Assets	(3,762,050)	20,341,107
Net Assets ($):
Beginning of Period	127,171,829	106,830,722
End of Period	123,409,779	127,171,829
Undistributed investment income—net	406,743	809,578
Capital Share Transactions (Shares):
Shares sold	2,058,862	4,186,498
Shares issued for dividends reinvested	73,792	3,116,446
Shares redeemed	(2,315,198)	(4,575,051)
Net Increase (Decrease) in Shares Outstanding	(182,544)	2,727,893

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.75	10.36	17.64	18.59	16.66	15.59
Investment Operations:
Investment income—net[a]	.03	.06	.12	.13	.08	.09
Net realized and unrealized
gain (loss) on investments	(.12)	1.42	(4.95)	(.23)	2.32	1.02
Total from Investment Operations	(.09)	1.48	(4.83)	(.10)	2.40	1.11
Distributions:
Dividends from
investment income—net	(.06)	(.27)	(.13)	(.07)	(.07)	—
Dividends from net realized
gain on investments	—	(1.82)	(2.32)	(.78)	(.40)	(.04)
Total Distributions	(.06)	(2.09)	(2.45)	(.85)	(.47)	(.04)
Net asset value, end of period	9.60	9.75	10.36	17.64	18.59	16.66
Total Return (%)	(.99)[b]	25.03	(30.91)	(.66)	14.41	7.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.60	.60	.61	.61	.60
Ratio of net investment income
to average net assets	.58[c]	.76	.85	.69	.47	.55
Portfolio Turnover Rate	14.11[b]	28.18	35.95	20.72	27.85	25.56
Net Assets, end of period
($ x 1,000)	123,410	127,172	106,831	373,386	465,887	421,002

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Fund (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund is a diversified series. The fund’s investment objective is to match the performance of the Standard & Poor’s Small Cap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	122,622,509	—	—	122,622,509
Equity Securities—
Foreign†	12,377	—	—	12,377
Mutual Funds	17,765,813	—	—	17,765,813
U.S. Treasury	—	109,969	—	109,969
Liabilities ($)
Other Financial
Instruments:
Futures††	(69,249)	—	—	(69,249)
†	See Statement of Investments for industry classification.
††	Amount shown represents unrealized (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010,The Bank of New York Mellon earned $21,867 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($) 6/30/2010 ($)		Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	1,705,000	22,794,000	23,589,000	910,000.7
Dreyfus
Institutional
Cash
Advantage
Plus Fund	24,394,587	36,876,615	44,415,389	16,855,813	13.7
Total	26,099,587	59,670,615	68,004,389	17,765,813	14.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $10,617,948 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $2,555,228 and long-term capital gains $17,296,536.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010 was approximately $16,000 with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement (the “Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Manager has agreed to pay all of the expenses of the fund except management fees, Rule 12b-1 distribution plan fees, taxes, interest expenses, brokerage commissions, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses. In addition, the Manager has also agreed to reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing.The Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2010, the fund was charged $165,684 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $37,516 and Rule 12b-1 distribution plan fees $26,797.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2010, amounted to $18,279,854 and $18,349,625, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting.Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2010 are set forth in the Statement of Financial Futures.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2010, accumulated net unrealized appreciation on investments was $6,387,304, consisting of $22,113,170 gross unrealized appreciation and $15,725,866 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Investment Portfolios,
Technology Growth Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, stocks encountered renewed volatility in the second quarter, which caused most equity indices to erase their previous gains and end the reporting period lower than where they began. The second-quarter correction occurred despite positive GDP reports, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that have affected investors emanated from overseas markets, including the sovereign debt crisis in Europe and inflation fears in China.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks across the global markets that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high-quality stocks may be suitable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the global financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Investment Portfolios,Technology Growth Portfolio’s Initial shares produced a total return of –5.21%, and its Service shares produced a total return of –5.22%.1The fund’s benchmarks, the Morgan Stanley HighTechnology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of –10.27% and –6.64%, respectively, over the same period.2,3

Stocks encountered heightened volatility late in the reporting period, and a market rally sputtered when investors grew concerned about several threats to global economic growth.Technology stocks had led in the rally, but declined more sharply than market averages in the cor-rection.The fund produced higher returns than its benchmarks, mainly due to its emphasis on software developers, service companies and hardware manufacturers.

The Fund’s Investment Approach

The fund seeks capital appreciation by normally investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

Global Economic Concerns Derailed Tech Rally

The year 2010 began in the midst of an economic recovery and stock market rally as improved manufacturing activity and an apparent bot-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

toming of residential housing prices helped boost confidence among businesses, consumers and investors.Technology stocks ranked among the stronger performing sectors in the rebound, with pent-up demand from businesses and consumers’ enthusiasm for new mobile devices supporting sales and earnings.

In the second quarter, however, Europe was roiled by a sovereign debt crisis when Greece and other nations found themselves unable to finance heavy debt burdens, requiring intervention by the International Monetary Fund and the European Union. Robust economic growth in China, one of the primary engines of the global recovery, seemed to spark local inflationary pressures, and investors grew worried that higher short-term interest rates and other remedial measures might dampen the region’s growth. In the United States, mixed data regarding retail sales, employment and the housing market, fueled fears that businesses and consumers might rein in spending. Consequently, technology stocks gave back their previous gains, generally ending the reporting period lower than where they began.

Positioned for a Mild Recovery

The fund maintained an emphasis on market sectors and individual companies that appeared poised to thrive in the later stages of an economic rebound, including overweighted positions in the software, services and hardware industry groups. Conversely, we maintained underweighted exposure to semiconductor companies, which tend to do well early in economic rebounds.

Our stock selection strategies in these sectors provided the main driver of the fund’s performance compared to its benchmark. Among technology companies that primarily serve business enterprises, the fund achieved strong results from investments in virtual server pioneer VMWare, which profited as more businesses migrated toward “cloud computing” for their technology needs. Enterprise software developer Sybase was acquired during the reporting period by a former rival, boosting its stock price.

A number of consumer-oriented companies also fared well.Audio specialist Dolby Laboratories benefited from licensing fees for components of the new Windows 7 operating system. Film rental giant NetFlix, a new position during the reporting period, gained value amid subscriber growth and increased capacity for online streaming.

4

Disappointments during the reporting period included mobile communications company QUALCOMM, which was hurt by competitive pressures in the smartphone market, and BlackBerry maker Research In Motion, which lost market share. Networking specialist Brocade Communications Systems stumbled due to sloppy execution of its business plan. Online media leader Google slumped after its exit from the potentially lucrative Chinese market. Microsoft declined despite favorable reviews and strong sales of Windows 7.

Enterprise Spending Should Remain Robust

Although the global and U.S. economies clearly have hit a soft patch, we do not expect a return to recessionary conditions.When businesses gain greater confidence that the mild recovery is intact, we believe they will use some of the ample cash on their balance sheets to invest in productivity enhancements, including upgrades of hardware and software. Meanwhile, consumers have continued to respond enthusiastically to new products, such as Apple’s iPad.Therefore, we have maintained our emphasis on technology companies that stand to benefit in the later stages of the economic cycle.

July 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

The fund’s share price is likely to be more volatile than that of other funds that do not concentrate in one sector.The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.
Investors cannot invest directly in any index.
3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 3.91	$ 5.12
Ending value (after expenses)	$947.90	$947.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.06	$ 5.31
Ending value (after expenses)	$1,020.78	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial Shares and 1.06% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

Common Stocks—98.3%	Shares	Value ($)
Consumer Discretionary—6.4%
Amazon.com	60,380 [a]	6,597,119
NetFlix	36,700 [a,b]	3,987,455
		10,584,574
Information Technology—88.7%
Akamai Technologies	132,440 [a,b]	5,373,091
Amphenol, Cl. A	86,105	3,382,204
Apple	39,561 [a]	9,950,778
BMC Software	124,350 [a]	4,306,241
Cavium Networks	71,564 [a,b]	1,874,261
Cisco Systems	266,440 [a]	5,677,836
Cognizant Technology Solutions, Cl. A	72,405 [a]	3,624,594
Dolby Laboratories, Cl. A	87,880 [a]	5,509,197
Electronic Arts	194,962 [a]	2,807,453
EMC	206,140 [a]	3,772,362
Equinix	41,350 [a]	3,358,447
Google, Cl. A	15,500 [a]	6,896,725
Informatica	197,960 [a]	4,727,285
International Business Machines	52,520	6,485,170
Lam Research	150,190 [a]	5,716,231
Lexmark International, Cl. A	97,500 [a]	3,220,425
McAfee	107,310 [a]	3,296,563
Microsoft	297,085	6,835,926
Motorola	986,560 [a]	6,432,371
NetApp	211,050 [a]	7,874,276
Oracle	287,433	6,168,312
Paychex	125,320 [b]	3,254,560
Quest Software	207,610 [a]	3,745,284
Research In Motion	125,680 [a]	6,190,997
Riverbed Technology	125,080 [a]	3,454,710
Salesforce.com	78,420 [a]	6,730,004
SuccessFactors	87,840 [a]	1,826,194
Taleo, Cl. A	106,720 [a]	2,592,229
Teradata	134,210 [a]	4,090,721
Trimble Navigation	134,930 [a]	3,778,040
VMware, Cl. A	72,190 [a]	4,518,372
		147,470,859

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Telecommunication Services—3.2%
AT & T	218,400	5,283,096
Total Common Stocks
(cost $154,467,915)		163,338,529

Other Investment—1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,117,718)	3,117,718 [c]	3,117,718

Investment of Cash Collateral
for Securities Loaned—4.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,212,601)	7,212,601 [c]	7,212,601
Total Investments (cost $164,798,234)	104.5%	173,668,848
Liabilities, Less Cash and Receivables	(4.5%)	(7,536,733)
Net Assets	100.0%	166,132,115

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is
$6,910,446 and the total market value of the collateral held by the fund is $7,212,601.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Information Technology	88.7	Telecommunication Services	3.2
Consumer Discretionary	6.4
Money Market Investments	6.2		104.5

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,910,446)—Note 1(c):
Unaffiliated issuers	154,467,915	163,338,529
Affiliated issuers	10,330,319	10,330,319
Cash		5,398
Receivable for shares of Beneficial Interest subscribed		4,619
Dividends and interest receivable		2,470
Prepaid expenses		3,802
		173,685,137
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		141,103
Liability for securities on loan—Note 1(c)		7,212,601
Payable for shares of Beneficial Interest redeemed		156,852
Accrued expenses		42,466
		7,553,022
Net Assets ($)		166,132,115
Composition of Net Assets ($):
Paid-in capital		228,163,222
Accumulated Investment (loss)—net		(505,319)
Accumulated net realized gain (loss) on investments		(70,396,402)
Accumulated net unrealized appreciation
(depreciation) on investments		8,870,614
Net Assets ($)		166,132,115

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	65,785,812	100,346,303
Shares Outstanding	6,944,913	10,830,393
Net Asset Value Per Share ($)	9.47	9.27

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	342,690
Affiliated issuers	5,183
Income from securities lending—Note 1(c)	4,397
Total Income	352,270
Expenses:
Investment advisory fee—Note 3(a)	667,921
Distribution fees—Note 3(b)	133,972
Professional fees	29,913
Custodian fees—Note 3(b)	7,414
Prospectus and shareholders’ reports	5,240
Shareholder servicing costs—Note 3(b)	2,697
Loan commitment fees—Note 2	2,569
Trustees’ fees and expenses—Note 3(c)	1,481
Miscellaneous	6,384
Total Expenses	857,591
Less—reduction in fees due to earnings credits—Note 1(c)	(2)
Net Expenses	857,589
Investment (Loss)—Net	(505,319)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,990,283
Net unrealized appreciation (depreciation) on investments	(18,756,837)
Net Realized and Unrealized Gain (Loss) on Investments	(8,766,554)
Net (Decrease) in Net Assets Resulting from Operations	(9,271,873)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations ($):
Investment (loss)—net	(505,319)	(398,617)
Net realized gain (loss) on investments	9,990,283	(7,059,890)
Net unrealized appreciation
(depreciation) on investments	(18,756,837)	67,321,010
Net Increase (Decrease) in Net Assets
Resulting from Operations	(9,271,873)	59,862,503
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	—	(244,348)
Service Shares	—	(119,801)
Total Dividends	—	(364,149)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,255,902	8,852,651
Service Shares	13,979,980	31,476,863
Dividends reinvested:
Initial Shares	—	244,348
Service Shares	—	119,801
Cost of shares redeemed:
Initial Shares	(7,300,347)	(7,620,912)
Service Shares	(15,076,999)	(12,438,461)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,141,464)	20,634,290
Total Increase (Decrease) in Net Assets	(14,413,337)	80,132,644
Net Assets ($):
Beginning of Period	180,545,452	100,412,808
End of Period	166,132,115	180,545,452
Accumulated investment (loss)—net	(505,319)	—

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Capital Share Transactions:
Initial Shares
Shares sold	328,061	1,108,493
Shares issued for dividends reinvested	—	37,362
Shares redeemed	(735,878)	(993,966)
Net Increase (Decrease) in Shares Outstanding	(407,817)	151,889
Service Shares
Shares sold	1,427,116	3,863,936
Shares issued for dividends reinvested	—	18,661
Shares redeemed	(1,550,704)	(1,670,124)
Net Increase (Decrease) in Shares Outstanding	(123,588)	2,212,473

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Initial Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.99	6.37	10.83	9.44	9.05	8.72
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.01)	.03	(.01)	(.00)[b]	(.02)
Net realized and unrealized
gain (loss) on investments	(.50)	3.67	(4.49)	1.40	.39	.35
Total from Investment Operations	(.52)	3.66	(4.46)	1.39	.39	.33
Distributions:
Dividends from
investment income—net	—	(.04)	—	—	—	—
Net asset value, end of period	9.47	9.99	6.37	10.83	9.44	9.05
Total Return (%)	(5.21)[c]	57.67	(41.18)	14.72	4.31	3.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[d]	.86	.85	.84	.85	.81
Ratio of net expenses
to average net assets	.81[d,e]	.75	.65	.77	.85[e]	.81[e]
Ratio of net investment income
(loss) to average net assets	(.42)[d]	(.15)	.39	(.08)	(.01)	(.21)
Portfolio Turnover Rate	47.57[c]	141.37	118.50	104.97	66.05	49.08
Net Assets, end of period
($ x 1,000)	65,786	73,422	45,890	88,083	90,322	78,753

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2010			Year Ended December 31,
Service Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.78	6.24	10.62	9.28	8.92	8.62
Investment Operations:
Investment income (loss)—net[a]	(.03)	(.03)	.01	(.03)	(.02)	(.04)
Net realized and unrealized
gain (loss) on investments	(.48)	3.58	(4.39)	1.37	.38	.34
Total from Investment Operations	(.51)	3.55	(4.38)	1.34	.36	.30
Distributions:
Dividends from investment income—net —		(.01)	—	—	—	—
Net asset value, end of period	9.27	9.78	6.24	10.62	9.28	8.92
Total Return (%)	(5.22)[b]	57.07	(41.24)	14.44	4.04	3.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.11	1.10	1.09	1.11	1.06
Ratio of net expenses
to average net assets	1.06[c,d]	1.00	.90	1.02	1.11[d]	1.06[d]
Ratio of net investment income
(loss) to average net assets	(.67)[c]	(.42)	.15	(.33)	(.25)	(.46)
Portfolio Turnover Rate	47.57[b]	141.37	118.50	104.97	66.05	49.08
Net Assets, end of period
($ x 1,000)	100,346 107,123		54,523	83,793	81,399	52,321

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series, including the Technology Growth Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to provide capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

16

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	157,147,532	—	—	157,147,532
Equity Securities—
Foreign†	6,190,997	—	—	6,190,997
Mutual Funds	10,330,319	—	—	10,330,319
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

18

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of NewYork Mellon earned $1,466 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

20

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $78,688,690 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $40,345,577 of the carryover expires in fiscal 2010, $7,722,694 expires in fiscal 2011, $3,537,823 expires in fiscal 2012, $11,980,354 expires in fiscal 2016 and $15,102,242 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $364,149.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ending June 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares’.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2010, Service shares were charged $133,972 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $227 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services

22

related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $36 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $7,414 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $109,399, Rule 12b-1 distribution plan fees $21,938, custodian fees $5,500, chief compliance officer fees $4,113 and transfer agency per account fees $153.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2010, amounted to $81,308,020 and $84,751,885, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related contingent features in derivative agreements.The fund held no derivatives during the period ended June 30, 2010. These disclosures did not impact the notes to the financial statements.

At June 30, 2010, accumulated net unrealized appreciation on investments was $8,870,614, consisting of $18,442,131 gross unrealized appreciation and $9,571,517 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2010

By: /s/James Windels
James Windels, Treasurer
Date:	August 12, 2010

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)